Business combination and goodwill - Summary of Group's Total Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 11, 2022	Jun. 03, 2022	May 25, 2022	Jan. 14, 2022
Business combinations and goodwill
Impairment charge	$ (29,653,409)	$ (29,653,409)
Viapool
Business combinations and goodwill
Goodwill		1,450,481				$ (1,450,481)
Voltlines
Business combinations and goodwill
Goodwill		10,980,457			$ (10,980,457)
Door2Door
Business combinations and goodwill
Goodwill		4,059,284		$ (4,059,284)
Shotl Transportation, S.L.
Business combinations and goodwill
Goodwill		4,270,505
Urbvan
Business combinations and goodwill
Goodwill		$ 8,892,682	$ (8,892,682)